Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Company's Income Tax Provision

The components of the Company’s income tax provision for the three years ended December 31, 2012 were as follows:

	Successor			Predecessor
	Year ended December 31, 2012	Year ended December 31, 2011	Seven Months ended December 31, 2010	Five Months ended May 28, 2010
Current:
Federal & State	$206	$217	$96	$83
Foreign	344	317	108	73

Total current	550	534	204	156

Deferred:
Federal & State	(5,000)	(5,119)	(4,348)	(2,063)
Foreign	(746)	(271)	38	91

Total deferred	(5,746)	(5,390)	(4,310)	(1,972)

Valuation allowance	28	177	981	(649)

Provision (benefit) for income taxes	$(5,168)	$(4,679)	$(3,125)	$(2,465)

Deferred Tax Assets and Liabilities

The table below reflects the significant components of the Company’s net deferred tax assets and liabilities at December 31, 2012 and 2011:

	As of December 31, 2012		As of December 31, 2011
	Current	Non-current	Current	Non-current
Deferred Tax Asset:
Inventory	$5,994	$—	$6,429	$—
Bad debt reserve	1,116	—	1,243	—
Casualty loss reserve	708	308	419	492
Accrued bonus / deferred compensation	1,546	1,592	889	1,377
Litigation settlement accrual	—	—	629	—
Derivative security value	740	—	—	—
Medical insurance reserve	508	—	190	—
Deferred lease incentive	—	422	—	454
Original issue discount amortization	—	536	—	509
Transaction costs	—	3,348	—	3,498
Federal / foreign net operating loss	—	23,164	—	23,233
State net operating loss	—	2,963	—	3,047
Unrecognized tax benefit	—	(3,002)	—	(4,440)
Federal capital loss carry forwards	—	374	—	588
Tax credit carry forwards	—	2,618	—	2,559
All other items	578	835	852	639

Gross deferred tax assets	11,190	33,158	10,651	31,956
Valuation allowance for deferred tax assets	(726)	(2,374)	(743)	(2,236)

Net deferred tax assets	$10,464	$30,784	$9,908	$29,720

Deferred Tax Liability:
Intangible asset amortization	$—	$135,946	$—	$141,169
Property and equipment	—	12,504	—	12,439
All other items	—	283	—	—

Deferred tax liabilities	$—	$148,733	$—	$153,608

Net deferred tax liability		$107,485		$113,980

Long term net deferred tax liability		$117,949		$123,888
Current net deferred tax asset		10,464		9,908
Long term net deferred tax asset		—		—

Net deferred tax liability		$107,485		$113,980

Reconciliation of Statutory Income Tax Rates to Effective Income Tax Rates

Below is a reconciliation of statutory income tax rates to the effective income tax rates for the periods indicated:

	Successor			Successor
	Year ended December 31, 2012	Year ended December 31, 2011	Seven Months ended December 31, 2010	Five Months ended May 28, 2010
Statutory federal income tax rate	35.0%	35.0%	35.0%	35.0%
Non-U.S. taxes and the impact of non-U.S. losses for which a current tax benefit is not available	-6.1%	-0.9%	-0.4%	-0.1%
State and local income taxes, net of U.S. federal income tax benefit	1.9%	2.5%	3.2%	0.9%
Adjustment of reserve for change in valuation allowance and other items	1.2%	-1.2%	-9.2%	2.3%
Adjustment for change in tax law	-0.4%	-2.6%	0.0%	0.3%
Adjustment of unrecognized tax benefits	11.6%	0.0%	0.0%	-5.6%
Permanent differences:
Interest expense on mandatorily redeemable preferred stock	0.0%	0.0%	0.0%	-6.2%
Stock based compensation expense	0.0%	0.0%	0.0%	-17.5%
Meals and entertainment expense	-1.1%	-0.9%	-0.6%	-0.2%
Other permanent differences	-0.9%	0.0%	0.0%	0.0%
Other adjustments	0.5%	0.5%	0.0%	0.0%

Effective income tax rate	41.7%	32.4%	28.0%	8.9%

Components of Changes in Unrecognized Tax Benefits

A summary of the changes for the last three years follows:

	2012	2011	2010
Unrecognized tax benefits - January 1	$4,440	$4,433	$2,879
Gross increases—tax positions in current period	—	7	1,557
Gross increases—tax positions in prior period	—	—	—
Gross decreases—tax positions in prior period	(1,438)	—	(3)

Unrecognized tax benefits—December 31	$3,002	$4,440	$4,433

Amount of unrecognized tax benefit that, if recognized would affect the company’s effective tax rate	$3,002	$4,440	$4,433